N-2 - USD ($)				3 Months Ended											12 Months Ended
		Sep. 19, 2024	Sep. 13, 2024	Sep. 18, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key		0001422183
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Entity Registrant Name		FS KKR Capital Corp.
Entity Address, Address Line One		201 Rouse Boulevard
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19112
City Area Code		(215
Local Phone Number		495-1150
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of offering price)
Sales load (1)	—%
Offering expenses (2)	—%
Distribution reinvestment plan expenses (3)	No ne

Total stockholder transaction expenses	—%

(1)	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
(2)
The related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.

(3)	The estimated expenses associated with our distribution reinvestment plan are included in “Other expenses.” See “Distribution Reinvestment Plan.”

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to common stock) (4)
Base management fee (5)	3.16%
Incentive fees payable under the investment advisory agreement (6)	2.56%
Interest payments on borrowed funds (7)	9.39%
Other expenses (8)	0.86%
Acquired fund fees and expenses (9)	1.63%
Total annual expenses (10)	17.60%
(4)	“Net assets attributable to common stock” equals our average net assets of $6.9 billion as of June 30, 2024.
(5)
Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.50% of the average weekly value of our gross assets, which are assumed to equal 222% of our average net assets as described in Note 4 above. To the extent our gross assets financed by leverage exceed 1.0x debt-to-equity,
the excess amount of gross assets are calculated at rate of 1.00%. The base management fee shown in the table above is higher than 1.50% because the base management fee in the table is required to be calculated as a percentage of our average net assets, rather than gross assets.

(6)
The incentive fee in the investment advisory agreement consists of two parts. The first part of the incentive fee, which is referred to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears, will equal 17.5% of our
“pre-incentive
fee net investment income” for the immediately preceding quarter and will be subject to a hurdle rate, expressed as a rate of return on our net assets, equal to 1.75% per quarter, or an annualized hurdle rate of 7.0%. The amount in the table above assumes that the subordinated incentive fee on income will be 2.56% of average net assets. This figure is based on the annualized subordinated incentive fees on income accrued for the six months ended June 30, 2024 recalculated based on the base management fee and incentive fee in the investment advisory agreement, and assumes that such amount represents the subordinated incentive fees on income that will be payable over the twelve months following June 30, 2024. The actual subordinated incentive fee on income as a percentage of our average net assets may be higher than this amount.

The second part of the incentive fee, which is referred to as the incentive fee on capital gains, is determined and payable in arrears as of the end of each calendar year (or upon termination of the investment advisory agreement). This fee equals 20.0% of our incentive fee capital gains, which equals our realized capital gains on a cumulative basis from inception, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gains incentive fees. The amount in the table assumes that there is no incentive fee on capital gains and is based on the net unrealized depreciation as of June 30, 2024. Such amounts are expressed as a percentage of the average net assets as of such date.
(7)
See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in our most recent Annual Report on Form
10-K
or Quarterly Report on Form
10-Q
for a discussion of our financing arrangements. The calculation assumes (i) $19.2 billion in total assets, (ii) a weighted average cost of funds of 5.34%, (iii) $12.1 billion in debt outstanding (i.e., assumes that the maximum amount of available borrowings under our current debt facilities that we are permitted under the 1940 Act minimum asset coverage requirement is outstanding as of June 30, 2024) and (iv) $6.7 billion in stockholders’ equity.

(8)
Other expenses include accounting, legal and auditing fees and excise and state taxes, as well as the reimbursement of the compensation of administrative personnel and fees payable to our directors who do not also serve in an executive officer capacity for us or the Adviser. The amount presented in the table reflects annualized results of our operations for the quarter ended June 30, 2024.

(9)
Stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act. This amount includes the fees and expenses of Credit Opportunities Partners JV, LLC (“COP JV”), our joint venture with South Carolina Retirement Systems Group Trust. The amount shown is the expense ratio of COP JV for the six months ended June 30, 2024 and multiplied by the value of the Company’s holding of COP JV as of June 30, 2024, divided by the Company’s net assets as of June 30, 2024.

(10)
“Total annual expenses” as a percentage of net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness), rather than the total assets, including assets that have been funded with borrowed monies. If the “total annual expenses” percentage were calculated instead as a percentage of total assets, our “total annual expenses” would be 7.95% of total assets.

Management Fees [Percent]	[4],[5]	3.16%
Interest Expenses on Borrowings [Percent]	[5],[6]	9.39%
Incentive Fees [Percent]	[5],[7]	2.56%
Acquired Fund Fees and Expenses [Percent]	[5],[8]	1.63%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[9]	0.86%
Total Annual Expenses [Percent]	[5],[10]	17.60%
Expense Example [Table Text Block]
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. Transaction expenses are not included in the following example. In the event that shares of common stock are sold to or through underwriters or agents, a corresponding prospectus supplement will restate this example to reflect the applicable sales load. See “Plan of Distribution” for additional information regarding stockholder transaction expenses.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return (none of which is subject to our incentive fee on capital gains):	$143	$387	$585	$929
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to our incentive fee on capital gains):	$152	$406	$608	$947

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other expenses include accounting, legal and auditing fees and excise and state taxes, as well as the reimbursement of the compensation of administrative personnel and fees payable to our directors who do not also serve in an executive officer capacity for us or the Adviser. The amount presented in the table reflects annualized results of our operations for the quarter ended June 30, 2024.
Management Fee not based on Net Assets, Note [Text Block]	The incentive fee in the investment advisory agreement consists of two parts. The first part of the incentive fee, which is referred to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears, will equal 17.5% of our
“pre-incentive
		fee net investment income” for the immediately preceding quarter and will be subject to a hurdle rate, expressed as a rate of return on our net assets, equal to 1.75% per quarter, or an annualized hurdle rate of 7.0%. The amount in the table above assumes that the subordinated incentive fee on income will be 2.56% of average net assets. This figure is based on the annualized subordinated incentive fees on income accrued for the six months ended June 30, 2024 recalculated based on the base management fee and incentive fee in the investment advisory agreement, and assumes that such amount represents the subordinated incentive fees on income that will be payable over the twelve months following June 30, 2024. The actual subordinated incentive fee on income as a percentage of our average net assets may be higher than this amount.The second part of the incentive fee, which is referred to as the incentive fee on capital gains, is determined and payable in arrears as of the end of each calendar year (or upon termination of the investment advisory agreement). This fee equals 20.0% of our incentive fee capital gains, which equals our realized capital gainson a cumulative basis from inception, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gains incentive fees. The amount in the table assumes that there is no incentive fee on capital gains and is based on the net unrealized depreciation as of June 30, 2024. Such amounts are expressed as a percentage of the average net assets as of such date.
Acquired Fund Fees and Expenses, Note [Text Block]		Stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act. This amount includes the fees and expenses of Credit Opportunities Partners JV, LLC (“COP JV”), our joint venture with South Carolina Retirement Systems Group Trust. The amount shown is the expense ratio of COP JV for the six months ended June 30, 2024 and multiplied by the value of the Company’s holding of COP JV as of June 30, 2024, divided by the Company’s net assets as of June 30, 2024.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Year Ended December 31,	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidation Preference per Unit (3)	Average Market Value per Unit (4) (Exclude Bank Loans)
2014	$1,864	2.27	—	N/A
2015	$1,835	2.20	—	N/A
2016	$1,703	2.35	—	N/A
2017	$1,722	2.33	—	N/A
2018	$3,397	2.23	—	N/A
2019	$4,195	1.92	—	N/A
2020	$4,042	1.77	—	N/A
2021	$9,179	1.84	—	N/A
2022	$8,731	1.80	—	N/A
2023	$8,223	1.83	—	N/A
2024 (as of June 30, 2024, unaudited)	$8,001	1.84	—	N/A

(1)	Total amount (in millions) of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

(3)
The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable because senior securities are not registered for public trading on a stock exchange.

Senior Securities, Note [Text Block]
Information about our senior securities (including debt securities and other indebtedness) is shown in the table below as of June 30, 2024 and December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014. The information as of June 30, 2024 has been derived from our unaudited financial statements for such period. The information as of December 31, 2023, 2022, 2021, 2020 and 2019 has been derived from our audited financial statements for such period, which have been audited by Deloitte & Touche LLP, our independent registered public accounting firm as of such date. The information as of December 31, 2018, 2017, 2016, 2015, and 2014 has been derived from our audited financial statements for these periods, which have been audited by RSM US LLP, our independent registered public accounting firm as of such dates. This information about our senior securities should be read in conjunction with our audited consolidated financial statements and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included in our most recent Annual Report on Form
10-K.

Year Ended December 31,	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidation Preference per Unit (3)	Average Market Value per Unit (4) (Exclude Bank Loans)
2014	$1,864	2.27	—	N/A
2015	$1,835	2.20	—	N/A
2016	$1,703	2.35	—	N/A
2017	$1,722	2.33	—	N/A
2018	$3,397	2.23	—	N/A
2019	$4,195	1.92	—	N/A
2020	$4,042	1.77	—	N/A
2021	$9,179	1.84	—	N/A
2022	$8,731	1.80	—	N/A
2023	$8,223	1.83	—	N/A
2024 (as of June 30, 2024, unaudited)	$8,001	1.84	—	N/A

(1)	Total amount (in millions) of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

(3)
The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable because senior securities are not registered for public trading on a stock exchange.

Senior Securities Headings, Note [Text Block]	Information about our senior securities (including debt securities and other indebtedness) is shown in the table below as of June 30, 2024 and December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014. The information as of June 30, 2024 has been derived from our unaudited financial statements for such period. The information as of December 31, 2023, 2022, 2021, 2020 and 2019 has been derived from our audited financial statements for such period, which have been audited by Deloitte & Touche LLP, our independent registered public accounting firm as of such date. The information as of December 31, 2018, 2017, 2016, 2015, and 2014 has been derived from our audited financial statements for these periods, which have been audited by RSM US LLP, our independent registered public accounting firm as of such dates. This information about our senior securities should be read in conjunction with our audited consolidated financial statements and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included in our most recent Annual Report on Form
10-K.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
We are externally managed by the Adviser pursuant to the investment advisory agreement and supervised by our board of directors, a majority of whom are independent.

•
Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We seek to meet our investment objectives by: utilizing the experience and expertise of the management team of the Adviser;

•	employing a defensive investment approach focused on long-term credit performance and principal protection;

•
focusing primarily on debt investments in a broad array of private U.S. companies, including middle market companies, which we define as companies with annual earnings before interest, taxes, depreciation and amortization, or EBITDA, of $50 million to $150 million at the time of investment;

•	investing primarily in established, stable enterprises with positive cash flows; and

•
maintaining rigorous portfolio monitoring, in an attempt to anticipate and pre-empt
negative credit events within our portfolio, such as an event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company.

Risk Factors [Table Text Block]
Risk Factors
Investing in FSK involves risks. The following is a summary of the principal risks that you should carefully consider before investing in our securities. In addition, see “Risk Factors” beginning on page
14
and in our most recent Annual Report on
Form 10-K
and Quarterly Reports on
Form 10-Q
incorporated by reference herein for a more detailed discussion of the principal risks as well as certain other risks you should carefully consider before deciding to invest in our securities.
Risks Related to Our Business and Structure

•
If our investment advisory agreement were to be terminated, or if the Adviser loses any members of its senior management team, our ability to achieve our investment objectives could be significantly harmed.

•	The inability of the Adviser to generate investment opportunities through relationships with private equity sponsors, investment banks and commercial banks could adversely affect our business.

•	We operate in a highly competitive market for investment opportunities.

•	The Small Business Credit Availability Act allows us to incur additional leverage.

•	Failure to safeguard the security of our data could compromise our ability to conduct business.
Risks Related to the Adviser and its Affiliates

•
The Adviser and its affiliates face conflicts of interest as a result of arrangements between us and the Adviser and related to obligations the Adviser and its affiliates have to our affiliates and to other clients.

•	We may be obligated to pay the Adviser incentive compensation on income that we have not received.

•	We may face additional competition because employees of the Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that we target.
Risks Related to Business Development Companies and RICs

•	Failure to maintain our status as a BDC would reduce our operating flexibility.

•	Our ability to acquire investments may be adversely affected if we cannot obtain financing.

•
The requirement that we invest a sufficient portion of our assets in qualifying assets could preclude us from investing in accordance with our current business strategy; conversely, the failure to invest a sufficient portion of our assets in qualifying assets could result in our failure to maintain our status as a BDC.

Risks Related to our Investments

•	Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies.

•	Our investments in prospective portfolio companies may be risky, and we could lose all of our investment.

•	Our investments in private investment funds subject us indirectly to the underlying risks of such private investment funds and additional fees and expenses.

•
There may be circumstances where our debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims. If there is a default, the value of any collateral securing our debt investments may not be sufficient to repay in full both the other creditors and us.

•	Declines in market values or fair market values of our investments could result in significant net unrealized depreciation of our portfolio, which in turn would reduce our net asset value.

•
A significant portion of our investment portfolio does not have a readily available market price and is and will be recorded at fair value in accordance with policies and procedures approved by our board of directors and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

•	We are exposed to risks associated with changes in interest rates.

•	Our investments may include original issue discount and PIK instruments.

•	We may from time to time enter into derivative transactions which expose us to certain risks.
Risks Related to Debt Financing

•	We currently incur indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in our common stock and may increase the risk of investing in our common stock.

•	The agreements governing our debt financing arrangements contain various covenants which, if not complied with, could have a material adverse effect on our ability to meet our investment obligations.
Risks Related to an Investment in Our Common Stock

•	There is a risk that investors in our common stock may not receive distributions.

•	Portions of the distributions that we make may represent a return of capital to stockholders.

•	Our shares of common stock may trade at a discount to net asset value, and we may issue shares at prices below our then-current net asset value.

•	We may pay distributions from offering proceeds, borrowings or the sale of assets.

•	Certain provisions of our charter and bylaws as well as provisions of the Maryland General Corporation Law could deter takeover attempts and have an adverse impact on the value of our common stock.

•	Holders of any preferred stock that we issue will have the right to elect members of the board of directors.
General Risk Factors

•	Future disruptions or instability in capital markets could negatively impact the valuation of our investments and our ability to raise capital.
•	Future economic recessions or downturns could impair our portfolio companies and harm our operating results.

•	Events outside of our control, including public health crises, could negatively affect our portfolio companies and our results of operations.

•
If a period of capital market disruption and instability continues for an extended period of time, there is a risk that investors in our equity securities may not receive distributions consistent with historical levels or at all or that our distributions may not grow over time and a portion of our distributions may be a return of capital.

•	Economic sanction laws in the United States and other jurisdictions may prohibit us and our affiliates from transacting with certain countries, individuals and companies.
Our Corporate Information
Our principal executive offices are located at 201 Rouse Boulevard, Philadelphia, Pennsylvania 19122 and our telephone number is
(215) 495-1150.
We maintain a website located at
www.fskkradvisor.com
. Information on our website is not incorporated by reference into this prospectus, and you should not consider such information to be part of this prospectus.
RISK FACTORS
Investing in our securities involves a number of significant risks. In addition to the other information contained in this prospectus and the applicable prospectus supplement and any free writing prospectus, you should consider carefully the following information and the risk factors incorporated by reference in our most recent Annual Report on Form
10-K
and any subsequent Quarterly Reports on Form
10-Q
or Current Reports on Form
8-K
we file after the date of this prospectus, and all other information contained or incorporated by reference into this prospectus, as updated by our subsequent filings under the Exchange Act and the risk factors and other information contained in any prospectus supplement and any free writing prospectus before acquiring any of such securities before making an investment in our securities. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. Each of the risk factors could materially adversely affect our business, financial condition and results of operations. In such case, the net asset value and market price of our common stock could decline or the value of our preferred stock, warrants, subscription rights or debt securities may decline, and investors may lose all or part of their investment.
Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements.”

Effects of Leverage [Text Block]	We borrow funds to make additional investments. We use this practice, which is known as “leverage,” to attempt to increase returns to our stockholders, but it involves significant risks. See “Risk Factors” and “Senior Securities.” We are currently allowed to borrow amounts such that our asset coverage, as calculated pursuant to the Investment Company Act, equals at least 150% after such borrowing. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Financial Condition, Liquidity and Capital Resources” in our most recent Annual Report on Form
10-K
and “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Financial Condition, Liquidity and Capital Resources” in our most recent Quarterly Report on Form
10-Q.

Share Price [Table Text Block]
PRICE RANGE OF COMMON STOCK
Our common stock has been listed on the NYSE since April 16, 2014. Our common stock traded under the ticker symbol “FSIC” until December 19, 2018 and has traded under the ticker symbol “FSK” since December 20, 2018. Prior to April 16, 2014, there was no public market for our common stock. Our shares of common stock have historically traded at prices both above and below our net asset value per share. It is not possible to predict whether shares of our common stock will trade at, above or below our net asset value in the future. See “Risk Factors.”
The following table sets forth: (i) the net asset value per share of our common stock as of the applicable period end, (ii) the range of high and low closing sales prices of our common stock as reported on the NYSE during the applicable period, (iii) the closing high and low sales prices as a premium (discount) to net asset value during the appropriate period, and (iv) the distribution per share of our common stock during the applicable period.

For the Three Months Ended (unless otherwise indicated)		Closing Sales Price		Premium / (Discount) of High Sales Price to NAV(2)	Premium / (Discount) of Low Sales Price to NAV(2)	Distributions per Share
	NAV per Share(1)	High	Low
Fiscal Year Ended December 31, 2022
March 31, 2022	$27.33	$23.30	$21.15	(14.75)%	(22.61)%	0.63
June 30, 2022	26.41	23.10	18.37	(12.53)%	(30.44)%	0.68
September 30, 2022	25.30	22.43	16.83	(11.34)%	(33.48)%	0.67
December 31, 2022	24.89	19.94	17.19	(19.89)%	(30.94)%	0.68
Fiscal Year Ended December 31, 2023
March 31, 2023	24.93	20.00	17.45	(19.78)%	(30.00)%	0.70
June 30, 2023	24.69	19.90	17.69	(19.40)%	(28.39)%	0.75
September 30, 2023	24.89	20.63	19.21	(17.12)%	(22.82)%	0.75
December 31, 2023	24.46	20.47	18.65	(16.31)%	(23.75%)%	0.75
Fiscal Year Ended December 31, 2024
March 31, 2024	24.32	20.89	18.36	(14.10)%	(24.51)%	0.75
June 30, 2024	23.95	20.71	18.82	(13.53)%	(21.42)%	0.75
September 30, 2024 (through September 18, 2024)	N/A	20.43	18.74	N/A	N/A

(1)
Net asset value per share is determined as of the last day in the relevant period and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant period. Net asset value per share has not yet been publicly disclosed for any portion of the three months ending September 30, 2024.

(2)	Calculated as the respective high or low closing sale price less net asset value, divided by net asset value (in each case, as of the applicable period).
On September 18, 2024, the last reported closing sales price of our common stock on the NYSE was $19.64 per share.
As of September 13, 2024, we had 9,687 record holders of our common stock, which does not include beneficial owners of shares of common stock held in “street” name by brokers and other institutions on behalf of beneficial owners.

NAV Per Share				$ 19.64
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR CAPITAL STOCK
The following description is based on relevant portions of the Maryland General Corporation Law and on our charter and bylaws. This summary is not intended to be complete, and we refer you to the Maryland General Corporation Law and our charter and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus is a part, for a more detailed description of the provisions summarized below. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any shares of our capital stock being offered.
Capital Stock
Our charter authorizes us to issue up to 800,000,000 shares of stock
, of which 750,000,000 shares are classified as
common
stock,
par value
$0.001 per share, and 50,000,000 shares are classified as preferred stock, par value $0.001 per share. A majority of the board of directors, without any action by our stockholders, may amend our charter to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue. Our common stock trades on the NYSE under the ticker symbol “FSK”. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans.
The last reported closing market price of our common stock on September 18, 2024 was $
19.64
per share. As of September 13, 2024, we had 9,687 stockholders of record, which does not include beneficial owners of shares of common stock held in “street” name by brokers and other institutions on behalf of beneficial owners.
The following are our outstanding classes of equity securities as of September 13, 2024:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding
Common Stock, par value $0.001 per share	750,000,000	—	280,066,433
Our charter also contains a provision permitting the board of directors to classify or reclassify any unissued shares of common stock or preferred stock in one or more classes or series of common stock or preferred stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications, or terms or conditions of redemption of the common stock or preferred stock. We believe that the power to classify or reclassify unissued shares of capital stock and thereafter issue the classified or reclassified shares provides us with increased flexibility in structuring possible future financings and investments and in meeting other needs that might arise.
Common Stock
All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock will be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as may be provided by our board of directors in setting the terms of classified or reclassified stock, the holders of our common stock will possess exclusive voting power. There will be no cumulative voting. As permitted by the MGCL, our charter provides that the presence of stockholders entitled to cast one-third
of the votes entitled to be cast at a meeting of stockholders will constitute a quorum
.

Preferred Stock
Our charter authorizes our board of directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. Prior to issuance of shares of each class or series, the board of directors is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the board of directors could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest.
Limitation on Liability of Directors and Officers; Indemnification and Advancement of Expenses
Maryland law permits a Maryland corporation to include in its charter a provision expanding or limiting the liability of its directors and officers to the corporation and its stockholders for money damages, but a corporation may not include any provision that restricts or limits the liability of directors or officers to the corporation or its stockholders

(a)	to the extent that it is proved that the person actually received an improper benefit or profit in money, property or services; or

(b)
to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Our charter contains a provision which limits directors’ and officers’ liability to us and our stockholders for money damages, to the maximum extent permitted by Maryland law. In addition, we have obtained directors’ and officers’ liability insurance.
Under the MGCL, a Maryland corporation may indemnify its directors, officers and certain other parties against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service to the corporation or at its request, unless it is established that (i) the act or omission of the indemnified party was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit in money, property or services, or (iii) in the case of any criminal proceeding, the indemnified party had reasonable cause to believe that the act or omission was unlawful. Maryland law does not permit indemnification in respect of any proceeding in which the party seeking indemnification shall have been adjudged to be liable to the corporation. Further, a party may not be indemnified for a proceeding brought by that party against the corporation, except (i) for a proceeding brought to enforce indemnification or (ii) if the charter or bylaws, a resolution of the corporation’s board of directors or an agreement approved by the corporation’s board of directors to which the corporation is a party expressly provides otherwise.
Our charter permits us to indemnify and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to any individual (a) who is a present or former director or officer of ours and who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity, or (b) who, while a director or officer of ours and at our request, serves or has served as a director, officer, partner, member, manager or trustee of any corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to a proceeding by reason of his or her service in such capacity and from and against any claim or liability to which such person may become subject or such person may incur, in each case to the fullest extent permitted by Maryland law.
Our charter provides that any provisions of the charter relating to limiting liability of directors and officers or to indemnifying directors and officers are subject to any applicable limitations in the 1940 Act.

Our bylaws obligate us to indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification
,
to
pay
or
reimburse reasonable expenses in advance of final disposition of a proceeding to any individual who (a) is a present or former director or officer of ours and who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity, or (b) while a director or officer of ours and at our request, serves or has served as a director, officer, partner, member, manager or trustee of any corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to a proceeding by reason of his or her service in such capacity and from and against any claim or liability to which such person may become subject or such person may incur, in each case to the fullest extent permitted by Maryland law and the 1940 Act. Our charter and bylaws also permit us to provide such indemnification and advancement for expenses to a person who served a predecessor of ours in any of the capacities described in (a) or (b) above and to any employee or agent of ours or a predecessor of ours. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]	Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as may be provided by our board of directors in setting the terms of classified or reclassified stock, the holders of our common stock will possess exclusive voting power. There will be no cumulative voting. As permitted by the MGCL, our charter provides that the presence of stockholders entitled to cast one-third
of the votes entitled to be cast at a meeting of stockholders will constitute a quorum
.

Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock will be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, conversion or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Securities [Table Text Block]
The following are our outstanding classes of equity securities as of September 13, 2024:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding
Common Stock, par value $0.001 per share	750,000,000	—	280,066,433

You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 143
Expense Example, Years 1 to 3		387
Expense Example, Years 1 to 5		585
Expense Example, Years 1 to 10		929
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return resulting entirely from net realized capital gains
Other Annual Expenses [Abstract]
Expense Example, Year 01		152
Expense Example, Years 1 to 3		406
Expense Example, Years 1 to 5		608
Expense Example, Years 1 to 10		$ 947
Risks Related To Our Business And Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Business and Structure

•
If our investment advisory agreement were to be terminated, or if the Adviser loses any members of its senior management team, our ability to achieve our investment objectives could be significantly harmed.

•	The inability of the Adviser to generate investment opportunities through relationships with private equity sponsors, investment banks and commercial banks could adversely affect our business.

•	We operate in a highly competitive market for investment opportunities.

•	The Small Business Credit Availability Act allows us to incur additional leverage.

•	Failure to safeguard the security of our data could compromise our ability to conduct business.

Risks Related To The Adviser And Its Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Adviser and its Affiliates

•
The Adviser and its affiliates face conflicts of interest as a result of arrangements between us and the Adviser and related to obligations the Adviser and its affiliates have to our affiliates and to other clients.

•	We may be obligated to pay the Adviser incentive compensation on income that we have not received.

•	We may face additional competition because employees of the Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that we target.

Risks Related To Business Development Companies And Rics [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Business Development Companies and RICs

•	Failure to maintain our status as a BDC would reduce our operating flexibility.

•	Our ability to acquire investments may be adversely affected if we cannot obtain financing.

•
The requirement that we invest a sufficient portion of our assets in qualifying assets could preclude us from investing in accordance with our current business strategy; conversely, the failure to invest a sufficient portion of our assets in qualifying assets could result in our failure to maintain our status as a BDC.

Risks Related To Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to our Investments

•	Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies.

•	Our investments in prospective portfolio companies may be risky, and we could lose all of our investment.

•	Our investments in private investment funds subject us indirectly to the underlying risks of such private investment funds and additional fees and expenses.

•
There may be circumstances where our debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims. If there is a default, the value of any collateral securing our debt investments may not be sufficient to repay in full both the other creditors and us.

•	Declines in market values or fair market values of our investments could result in significant net unrealized depreciation of our portfolio, which in turn would reduce our net asset value.

•
A significant portion of our investment portfolio does not have a readily available market price and is and will be recorded at fair value in accordance with policies and procedures approved by our board of directors and, as a result, there is and will be uncertainty as to the value of our portfolio investments.

•	We are exposed to risks associated with changes in interest rates.

•	Our investments may include original issue discount and PIK instruments.

•	We may from time to time enter into derivative transactions which expose us to certain risks.

Risks Related To Debt Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Debt Financing

•	We currently incur indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in our common stock and may increase the risk of investing in our common stock.

•	The agreements governing our debt financing arrangements contain various covenants which, if not complied with, could have a material adverse effect on our ability to meet our investment obligations.

Risks Related To An Investment In Our Common Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in Our Common Stock

•	There is a risk that investors in our common stock may not receive distributions.

•	Portions of the distributions that we make may represent a return of capital to stockholders.

•	Our shares of common stock may trade at a discount to net asset value, and we may issue shares at prices below our then-current net asset value.

•	We may pay distributions from offering proceeds, borrowings or the sale of assets.

•	Certain provisions of our charter and bylaws as well as provisions of the Maryland General Corporation Law could deter takeover attempts and have an adverse impact on the value of our common stock.

•	Holders of any preferred stock that we issue will have the right to elect members of the board of directors.

General Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risk Factors

•	Future disruptions or instability in capital markets could negatively impact the valuation of our investments and our ability to raise capital.
•	Future economic recessions or downturns could impair our portfolio companies and harm our operating results.

•	Events outside of our control, including public health crises, could negatively affect our portfolio companies and our results of operations.

•
If a period of capital market disruption and instability continues for an extended period of time, there is a risk that investors in our equity securities may not receive distributions consistent with historical levels or at all or that our distributions may not grow over time and a portion of our distributions may be a return of capital.

•	Economic sanction laws in the United States and other jurisdictions may prohibit us and our affiliates from transacting with certain countries, individuals and companies.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		201 Rouse Boulevard
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19112
Contact Personnel Name		Michael C. Forman
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Financial Highlights [Abstract]
Senior Securities Amount	[11]						$ 8,223,000,000				$ 8,731,000,000				$ 8,001,000,000	$ 8,223,000,000	$ 8,731,000,000	$ 9,179,000,000	$ 4,042,000,000	$ 4,195,000,000	$ 3,397,000,000	$ 1,722,000,000	$ 1,703,000,000	$ 1,835,000,000	$ 1,864,000,000
Senior Securities Coverage per Unit	[12]						$ 1.83				$ 1.8				$ 1.84	$ 1.83	$ 1.8	$ 1.84	$ 1.77	$ 1.92	$ 2.23	$ 2.33	$ 2.35	$ 2.2	$ 2.27
Preferred Stock Liquidating Preference	[13]						0				0				0	0	0	0	0	0	0	0	0	0	0
Senior Securities Average Market Value per Unit	[14]
General Description of Registrant [Abstract]
Lowest Price or Bid				18.74	$ 18.82	$ 18.36	18.65	$ 19.21	$ 17.69	$ 17.45	17.19	$ 16.83	$ 18.37	$ 21.15
Highest Price or Bid				$ 20.43	$ 20.71	$ 20.89	$ 20.47	$ 20.63	$ 19.9	$ 20	$ 19.94	$ 22.43	$ 23.1	$ 23.3
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[15],[16]				(13.53%)	(14.10%)	(16.31%)	(17.12%)	(19.40%)	(19.78%)	(19.89%)	(11.34%)	(12.53%)	(14.75%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[15],[16]				(21.42%)	(24.51%)	(23.75%)	(22.82%)	(28.39%)	(30.00%)	(30.94%)	(33.48%)	(30.44%)	(22.61%)
NAV Per Share	[16],[17]				$ 23.95	$ 24.32	$ 24.46	$ 24.89	$ 24.69	$ 24.93	$ 24.89	$ 25.3	$ 26.41	$ 27.33		$ 24.46	$ 24.89
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Outstanding Security, Title [Text Block]			Common Stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]			750,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			280,066,433
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
[2]	The estimated expenses associated with our distribution reinvestment plan are included in “Other expenses.” See “Distribution Reinvestment Plan.”
[3]	The related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.
[4]	Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.50% of the average weekly value of our gross assets, which are assumed to equal 222% of our average net assets as described in Note 4 above. To the extent our gross assets financed by leverage exceed 1.0x debt-to-equity, the excess amount of gross assets are calculated at rate of 1.00%. The base management fee shown in the table above is higher than 1.50% because the base management fee in the table is required to be calculated as a percentage of our average net assets, rather than gross assets.
[5]	“Net assets attributable to common stock” equals our average net assets of $6.9 billion as of June 30, 2024.
[6]	See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in our most recent Annual Report on Form 10-K or Quarterly Report on Form 10-Q for a discussion of our financing arrangements. The calculation assumes (i) $19.2 billion in total assets, (ii) a weighted average cost of funds of 5.34%, (iii) $12.1 billion in debt outstanding (i.e., assumes that the maximum amount of available borrowings under our current debt facilities that we are permitted under the 1940 Act minimum asset coverage requirement is outstanding as of June 30, 2024) and (iv) $6.7 billion in stockholders’ equity.
[7]	The incentive fee in the investment advisory agreement consists of two parts. The first part of the incentive fee, which is referred to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears, will equal 17.5% of our “pre-incentive fee net investment income” for the immediately preceding quarter and will be subject to a hurdle rate, expressed as a rate of return on our net assets, equal to 1.75% per quarter, or an annualized hurdle rate of 7.0%. The amount in the table above assumes that the subordinated incentive fee on income will be 2.56% of average net assets. This figure is based on the annualized subordinated incentive fees on income accrued for the six months ended June 30, 2024 recalculated based on the base management fee and incentive fee in the investment advisory agreement, and assumes that such amount represents the subordinated incentive fees on income that will be payable over the twelve months following June 30, 2024. The actual subordinated incentive fee on income as a percentage of our average net assets may be higher than this amount. The second part of the incentive fee, which is referred to as the incentive fee on capital gains, is determined and payable in arrears as of the end of each calendar year (or upon termination of the investment advisory agreement). This fee equals 20.0% of our incentive fee capital gains, which equals our realized capital gains on a cumulative basis from inception, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gains incentive fees. The amount in the table assumes that there is no incentive fee on capital gains and is based on the net unrealized depreciation as of June 30, 2024. Such amounts are expressed as a percentage of the average net assets as of such date.
[8]	Stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act. This amount includes the fees and expenses of Credit Opportunities Partners JV, LLC (“COP JV”), our joint venture with South Carolina Retirement Systems Group Trust. The amount shown is the expense ratio of COP JV for the six months ended June 30, 2024 and multiplied by the value of the Company’s holding of COP JV as of June 30, 2024, divided by the Company’s net assets as of June 30, 2024.
[9]	Other expenses include accounting, legal and auditing fees and excise and state taxes, as well as the reimbursement of the compensation of administrative personnel and fees payable to our directors who do not also serve in an executive officer capacity for us or the Adviser. The amount presented in the table reflects annualized results of our operations for the quarter ended June 30, 2024.
[10]	“Total annual expenses” as a percentage of net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness), rather than the total assets, including assets that have been funded with borrowed monies. If the “total annual expenses” percentage were calculated instead as a percentage of total assets, our “total annual expenses” would be 7.95% of total assets.
[11]	Total amount (in millions) of each class of senior securities outstanding at the end of the period presented.
[12]	Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.
[13]	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
[14]	Not applicable because senior securities are not registered for public trading on a stock exchange.
[15]	Calculated as the respective high or low closing sale price less net asset value, divided by net asset value (in each case, as of the applicable period).
[16]	Note to FS: Closing sales prices of Common Stock to be updated closer to filing.
[17]	Net asset value per share is determined as of the last day in the relevant period and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant period. Net asset value per share has not yet been publicly disclosed for any portion of the three months ending September 30, 2024.